Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001476297
Registrant Name	Dell International L.L.C.
Registration File Number	333-296691
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES